Investments (excluding Consolidated Investment Entities) - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended			12 Months Ended			9 Months Ended		12 Months Ended															9 Months Ended		12 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2013 SecurityLoan	Dec. 31, 2012 SecurityLoan	Dec. 31, 2011 SecurityLoan	Dec. 31, 2010	Sep. 30, 2013 Investment concentration risk Stockholders' equity	Dec. 31, 2012 Investment concentration risk Stockholders' equity	Dec. 31, 2012 Private placement debt Contract	Dec. 31, 2011 Private placement debt Contract	Sep. 30, 2013 Commercial Real Estate Portfolio Segment	Sep. 30, 2013 Commercial Real Estate Portfolio Segment Security	Dec. 31, 2012 Commercial Real Estate Portfolio Segment Contract	Dec. 31, 2011 Commercial Real Estate Portfolio Segment Contract	Sep. 30, 2013 Cross Collateralized Cross Defaulted [Member] Security	Sep. 30, 2013 Credit related impairment	Sep. 30, 2012 Credit related impairment	Dec. 31, 2012 Credit related impairment	Dec. 31, 2011 Credit related impairment	Dec. 31, 2010 Credit related impairment	Sep. 30, 2013 Intent related impairment	Sep. 30, 2012 Intent related impairment	Dec. 31, 2012 Intent related impairment	Dec. 31, 2011 Intent related impairment	Dec. 31, 2010 Intent related impairment	Sep. 30, 2013 Fixed maturities	Dec. 31, 2012 Fixed maturities	Dec. 31, 2011 Fixed maturities	Sep. 30, 2013 Subprime mortgage-backed securities	Dec. 31, 2012 Subprime mortgage-backed securities	Dec. 31, 2011 Subprime mortgage-backed securities	Sep. 30, 2013 Alt-A residential mortgage-backed securities	Dec. 31, 2012 Alt-A residential mortgage-backed securities	Dec. 31, 2011 Alt-A residential mortgage-backed securities	Sep. 30, 2013 Commercial mortgage-backed securities	Dec. 31, 2012 Commercial mortgage-backed securities	Dec. 31, 2011 Commercial mortgage-backed securities	Sep. 30, 2013 Commercial mortgage-backed securities Intent related impairment	Sep. 30, 2012 Commercial mortgage-backed securities Intent related impairment	Dec. 31, 2012 Commercial mortgage-backed securities Intent related impairment	Dec. 31, 2011 Commercial mortgage-backed securities Intent related impairment	Dec. 31, 2010 Commercial mortgage-backed securities Intent related impairment	Sep. 30, 2013 Other asset-backed securities	Dec. 31, 2012 Other asset-backed securities	Dec. 31, 2011 Other asset-backed securities	Sep. 30, 2013 Other asset-backed securities Intent related impairment	Sep. 30, 2012 Other asset-backed securities Intent related impairment	Dec. 31, 2012 Other asset-backed securities Intent related impairment	Dec. 31, 2011 Other asset-backed securities Intent related impairment	Dec. 31, 2010 Other asset-backed securities Intent related impairment	Sep. 30, 2013 Credit Card Receivable [Member]	Dec. 31, 2012 Credit Card Receivable [Member]	Dec. 31, 2011 Credit Card Receivable [Member]	Sep. 30, 2013 Collateralized Loan Obligations [Member]	Dec. 31, 2012 Collateralized Loan Obligations [Member]	Dec. 31, 2011 Collateralized Loan Obligations [Member]	Sep. 30, 2013 Automobile Loan [Member]	Dec. 31, 2012 Automobile Loan [Member]	Dec. 31, 2011 Automobile Loan [Member]	Sep. 30, 2013 Fixed maturities	Dec. 31, 2012 Fixed maturities	Dec. 31, 2011 Fixed maturities	Sep. 30, 2013 Mortgage-backed securities	Dec. 31, 2012 Mortgage-backed securities	Sep. 30, 2013 Securities Pledged as Collateral	Dec. 31, 2012 Securities Pledged as Collateral	Dec. 31, 2011 Securities Pledged as Collateral	Sep. 30, 2013 Cash collateral, included in Payables	Dec. 31, 2012 Cash collateral, included in Payables	Dec. 31, 2011 Cash collateral, included in Payables
Investment [Line Items]
Concentration risk, percentage					10.00%	10.00%
Percentage collateralized of mortgage backed securities including interest-only strip or principal-only strip		33.10%	32.80%																																																										35.50%	33.10%
Fair value of loaned securities																																																															$ 396,100,000	$ 601,800,000	$ 1,000,000,000
Payables under securities loan agreement, including collateral held	576,700,000	1,509,800,000	1,781,800,000																																																															414,300,000	619,500,000	1,000,000,000
Securities received as collateral	414,300,000	619,500,000	1,000,000,000
Average market value of fixed maturities with unrealized capital losses aged more than twelve months	88.80%	88.30%	82.10%
Investments, including securities pledged, fair value																											657,700,000	967,300,000	974,200,000	358,800,000	411,300,000	410,800,000	3,867,600,000	4,946,400,000	5,485,400,000						2,002,500,000	2,564,600,000	2,501,200,000															73,394,200,000	75,287,100,000	72,669,400,000
Investments, including securities pledged, gross unrealized losses																											43,000,000	89,100,000	272,100,000	21,300,000	47,900,000	117,600,000	2,600,000	6,100,000	149,200,000						44,900,000	90,000,000	270,700,000															1,069,000,000	292,700,000	917,500,000
Percent of total fixed maturities																											0.90%	1.30%	1.30%	0.50%	0.50%	0.60%																	40.80%	40.50%	43.10%	3.60%	4.10%	4.60%	34.80%	33.30%	27.90%
Investments, including securities pledged, excluding subprime exposure, fair value																																		4,900,000,000	5,500,000,000						1,400,000,000	1,600,000,000	1,500,000,000
Investments, including securities pledged, excluding subprime exposure, gross unrealized losses																																		6,100,000	149,200,000						2,600,000	1,800,000	1,300,000
Number of troubled debt restructuring contracts							1	1		21	0	2	20
Troubled debt restructurings pre-modification carrying value							1,200,000	55,100,000		91,000,000
Troubled debt restructurings post-modification carrying value							0	52,200,000
Troubled debt restructured loans	86,600,000	0	15,700,000	0			0
Maximum loan to value ratio generally allowed	75.00%	75.00%
Impairments on mortgage loans		7,700,000	9,300,000	13,500,000
Number of loans in foreclosure	1	4	0
Number of loans in arrears	0	0	0
Loans in foreclosure, at amortized cost	5,100,000	9,000,000	0	0
Benchmark loan to value ratio, greater than indicates unpaid loan amount exceeds underlying collateral	100.00%	100.00%
Write-downs related to credit impairments														14,400,000	21,400,000	47,300,000	72,500,000	339,700,000
Write-down related to intent impairments																			8,200,000	4,400,000	7,800,000	430,200,000	551,100,000													400,000	1,700,000	1,700,000	124,300,000	31,700,000				7,300,000	200,000	200,000	183,800,000	393,800,000
Fair value of fixed maturies with OTTI																																																										7,100,000,000	9,000,000,000	9,300,000,000
Investments in fixed maturities not producing income																								100,000	300,000	200,000
Required collateral, as a percentage of market value of loaned securities	102.00%
Percentage lending agent may retain, percentage of collateral	5.00%
Investments, including securities pledged, amortized cost																											657,500,000	998,000,000		326,000,000	389,200,000		3,509,300,000	4,438,900,000	5,387,100,000						1,965,700,000	2,536,400,000	2,727,000,000															69,731,200,000	67,196,700,000	66,879,500,000
Investments, including securities pledged, excluding subprime exposure, amortized cost																																									1,300,000,000	1,600,000,000
Amount of principal repaid on troubled debt restructurings									$ 4,200,000